Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds II
Prospectus Date	rr_ProspectusDate	Apr. 27, 2012
Document Creation Date	dei_DocumentCreationDate	Jun. 07, 2012